Allowance for Credit Losses - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for credit losses increase (decrease)	$ 13,220	$ 8,961	$ 27,310	$ 23,687
Credit Loss Write Off	$ 9,924	$ 8,446	$ 32,329	$ 28,471